Leases	12 Months Ended
Dec. 31, 2022
Text Block Abstract [Abstract]
Leases
15. Leases
Right-of-use assets

	Land and buildings £m	Other £m	Total £m
Cost
At 1 January 2021	118.7	0.2	118.9
Additions	4.0	0.1	4.1
Leasehold incentives received	(12.1)	—	(12.1)
Disposals and other adjustments	(4.0)	—	(4.0)
Exchange differences	0.5	—	0.5

At 31 December 2021	107.1	0.3	107.4
Additions	1.1	0.1	1.2
Disposals and other adjustments	(2.9)	—	(2.9)
Exchange differences	5.4	—	5.4

At 31 December 2022	110.7	0.4	111.1

Accumulated depreciation
At 1 January 2021	10.0	0.1	10.1
Charge for the period	9.0	0.1	9.1
Exchange differences	—	—	—

At 31 December 2021	19.0	0.2	19.2
Charge for the period	11.4	0.1	11.5
Exchange differences	1.2	—	1.2

At 31 December 2022	31.6	0.3	31.9

Carrying Value
At 31 December 2021	88.1	0.1	88.2
At 31 December 2022	79.1	0.1	79.2

Lease liabilities
Maturity analysis of lease liabilities:

	31 December 2022 £m	31 December 2021 £m
Amounts falling due within
One year	8.5	9.2
Between one and five years	33.2	33.9
Later than five years	62.6	67.4
The interest expense incurred on lease liabilities included within finance costs was £2.1m (year ended 31 December 2021: £1.7m) and income recognized from subleases was £nil (year ended 31 December 2021: £0.4m). The lease expense relating to short term leases and low value assets (that are not shown in the tables above) was £0.2m (year ended 31 December 2021: £0.2m). Cash outflows in respect of lease liabilities
 were £13.4m (year ended 31 December 2021: £10.3m).